SUMMARY PROSPECTUS

Lord Abbett

U.S. Government & Government Sponsored
Enterprises Money Market Fund

NOVEMBER 1, 2020

CLASS/TICKER
CLASS A	LACXX
CLASS C	LCCXX
CLASS I	LAYXX

Important Information:

Intent to adopt alternate shareholder report delivery
option under SEC Rule 30e-3

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting ‘‘Log In.’’ For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated November 1, 2020, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1) (Fees paid directly from your investment)
Class	A and C	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None(2)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None(3)	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I
Management Fees	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.30%	0.30%	0.30%

(1)	A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.
(2)	Class A or C shares purchased directly are not subject to any front-end sales charge. However, Class A or C shares initially purchased without a front-end sales charge and subsequently exchanged for shares of another Lord Abbett Fund are subject to any applicable front-end sales charge.
(3)	Class A or C shares purchased directly are not subject to any contingent deferred sales charge (“CDSC”). However, Class A or C shares of the Fund that were obtained in exchange for Class A or C shares of another Lord Abbett Fund that were subject to a CDSC of 1.00% at the time of exchange are subject to a CDSC unless the one-year CDSC period has expired or a CDSC waiver applies. More information about the CDSC is provided in the “Sales Charges” section of the prospectus.

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated regardless of whether you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$31	$97	$169	$381
Class C Shares	$31	$97	$169	$381
Class I Shares	$31	$97	$169	$381

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with applicable rules of the U.S. Securities and Exchange Commission (“SEC”). The Fund has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or U.S. Government securities) in order to qualify as a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Under normal conditions, the Fund invests at least 80% of its net assets in (i) debt issued by the U.S. Government; (ii) debt issued by agencies or instrumentalities of the U.S. Government (collectively, “government sponsored enterprises”); and/or (iii) repurchase agreements collateralized by these U.S. Government securities. The Fund may invest substantially in securities issued by government sponsored enterprises, which are not guaranteed by the full faith and credit of the U.S. Government.

The Fund’s investments include, but are not limited to, debt of the issuers listed below:

•	U.S. Government;

•	Federal Home Loan Banks (“FHLBanks”);

•	Federal National Mortgage Association (“Fannie Mae”);

•	Federal Home Loan Mortgage Corporation (“Freddie Mac”);

•	Government National Mortgage Association (“Ginnie Mae”); and

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

•	Federal Farm Credit Banks Funding Corporation (“Federal Farm Credit Banks”).

The Fund, like all other money market funds, is subject to the diversity, liquidity, credit quality, maturity, and other requirements of Rule 2a-7 under the 1940 Act.

By operating as a government money market fund, the Fund is exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gate. The Fund’s Board of Directors (the “Board”) may elect to subject the Fund to the liquidity fee and/or redemption gate requirements in the future, but the Board has not elected to do so at this time.

The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market, or other unfavorable conditions, or to meet regulatorily-imposed liquidity requirements, however, the Fund may temporarily invest its assets in cash in a defensive manner. The Fund also may increase its investments in cash in unusual circumstances, such as unusually large cash inflows (whether through the purchase of Fund shares or the sale of securities) or anticipated increases in redemptions. Although the Fund seeks to be fully invested, to the extent that the Fund invests in cash, the Fund may not achieve its investment objective.

The Fund may sell a security to satisfy redemption requests, increase cash, or for a variety of other reasons, such as when the Fund believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or when selling the security is required to comply with SEC requirements regarding the quality, maturity, duration, and diversification of the Fund’s portfolio.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk. While the Fund seeks to preserve capital by investing in high quality, short-term, liquid securities, the value of such securities will fluctuate in response to economic conditions and market movements.

In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•	Interest Rate Risk: A rise in prevailing interest rates generally will cause the price of a fixed rate debt security to fall. Generally, the longer the maturity of a security or weighted average maturity of the Fund, the more sensitive its price is to a rise in interest rates. The Fund’s yield may vary in response to changes in interest rates and other market factors. During periods when the Fund holds low-yielding securities, the Fund may have little or no net investment income and the Fund’s yield may decline substantially. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions. In recent years, the U.S.

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

has experienced historically low interest rates, increasing the exposure of bond investors to the risks associated with rising interest rates.

•	Credit Risk: Many securities in which the Fund invests are not supported by the full faith and credit of the U.S. Government, even though they are issued by government sponsored enterprises. There can be no assurance that the U.S. Government will provide financial support to government sponsored enterprises if it is not legally required to do so. In these situations, the Fund is exposed to the credit risk of the issuing government sponsored enterprise, which may fail to make timely payments of principal or interest, or may default on such payments.

•	Mortgage-Related Securities Risk: Mortgage-related securities issued by government sponsored enterprises may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of mortgage-related securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

•	Issuer Concentration Risk: Because the Fund may invest most of its assets in securities issued or guaranteed by a small number of government sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, it may be more exposed to developments affecting an individual government sponsored enterprise than a fund that invests more widely.

•	Repurchase Agreement Risk: If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund will lose money.

•	Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. The performance information reflects the impact of the Fund’s voluntary expense limitation in effect during a portion of the periods shown. If Lord Abbett had not agreed to limit expenses, returns would have been lower. Each assumes reinvestment of dividends and distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares*

Best Quarter 2nd Q ’19 +0.53%	Worst Quarter 1st Q ’17 +0.00%
* The year-to-date return for Class A shares as of September 30, 2020 was 0.24%.

For the Fund’s current 7-day yield, call toll-free 888-522-2388. The table below shows the Fund’s Class A, C, and I shares performance over time. The Fund’s average annual total returns include applicable sales charges.

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

Average Annual Total Returns
(for the periods ended December 31, 2019)
Class	1 Year	5 Years	10 Years
Class A Shares	1.80%	0.64%	0.33%
Class C Shares	1.80%	0.64%	0.33%
Class I Shares	1.80%	0.64%	0.33%
Lipper Average
Lipper U.S. Government Money Market Funds Average	1.85%	0.79%	0.41%
(reflects no deduction for fees, expenses, or taxes)

MANAGEMENT

Investment Adviser. The Fund’s investment adviser is Lord, Abbett & Co. LLC (“Lord Abbett”).

PURCHASE AND SALE OF FUND SHARES

The minimum initial and additional amounts shown below vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described below. Class I shares are only available for purchase by Lord Abbett and its affiliates, including Lord Abbett sponsored employee benefit plans. See “Choosing a Share Class – Investment Minimums” in the prospectus for more information.

Investment Minimums — Initial/Additional Investments
Class	A and C	I
General and IRAs without Invest-A-Matic Investments	$1,000/No minimum	N/A
Invest-A-Matic Accounts(1)	$250/$50	N/A
IRAs, SIMPLE and SEP Accounts with Payroll Deductions	No minimum	N/A
(1) There is no minimum initial investment for Invest-A-Matic accounts held directly with the Fund, including Individual Retirement Accounts (“IRAs”).

Initial Investment Minimums — by Exchange or Dividend Reinvestment
Class	A and C
Regular Account	$1,000
IRAs	$250

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary on any business day the Fund calculates its net asset value (“NAV”). If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

The Fund’s distributions, if any, generally are taxable to you as ordinary income, unless you are a tax-exempt investor or investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA. Any withdrawals from such a tax-advantaged arrangement may be taxable to you.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

SUMMARY – U.S. Government & Government Sponsored Enterprises Money Market Fund

Investment Company Act File Number: 811-02924

LAMM-7SUM 00250573 (11/20)